Acquisition of Nova E-Commerce, Ltd. - Schedule of Business Acquisition, Pro Forma Information (Details) - USD ($)	12 Months Ended
	Aug. 31, 2017	Aug. 31, 2016
Business Combinations [Abstract]
Revenue
Employee Compensation (including stock-based compensation of $193,333 and $0, respectively)	563,725	65,551
Consulting fees (including stock based compensation of $1,173,334 and $0, respectively)	1,198,334
Professional fees	98,677
Occupancy	85,188	57,508
Other	254,255	193,608
Total operating expenses	2,200,179	316,667
Loss from Operations	(2,200,179)	(316,667)
Gain on settlement of liabilities	47,575
Interest expense - related party	(10,409)
Other income (expenses) - net	37,166
Net Loss	$ (2,163,013)	$ (316,667)
Net Loss per share of Class A, Class B, and Class C common stock - basic and diluted	$ (0.02)	$ (0.05)
Weighted average number of Class A, Class B, and Class C Common Shares outstanding - basic and diluted	101,712,936	6,860,882